RECEIVABLES - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	$ 474	$ 596	$ 490	$ 583	$ 583
Provision (benefit)	19	9	24	28	48
Charge-offs, net of recoveries	(20)	(26)	(33)	(41)	(100)
Foreign currency translation and other	4	(37)	(4)	(28)	(41)
Ending balance	477	542	477	542	490
Ending Balance: Individually Evaluated for Impairment	338	392	338	392	339
Ending Balance: Collectively Evaluated for Impairment	139	150	139	150	151
Ending Balance	19,734	18,957	19,734	18,957	19,167
Ending Balance: Individually Evaluated for Impairment	639	665	639	665	673
Ending Balance: Collectively Evaluated for Impairment	19,095	18,292	19,095	18,292	18,494
Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	317	394	326	383	383
Provision (benefit)	15	5	23	25	53
Charge-offs, net of recoveries	(16)	(26)	(27)	(40)	(85)
Foreign currency translation and other	3	(24)	(3)	(19)	(25)
Ending balance	319	349	319	349	326
Ending Balance: Individually Evaluated for Impairment	213	231	213	231	204
Ending Balance: Collectively Evaluated for Impairment	106	118	106	118	122
Ending Balance	9,065	9,076	9,065	9,076	9,350
Ending Balance: Individually Evaluated for Impairment	351	338	351	338	359
Ending Balance: Collectively Evaluated for Impairment	8,714	8,738	8,714	8,738	8,991
Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	157	202	164	200	200
Provision (benefit)	4	4	1	3	(5)
Charge-offs, net of recoveries	(4)	0	(6)	(1)	(15)
Foreign currency translation and other	1	(13)	(1)	(9)	(16)
Ending balance	158	193	158	193	164
Ending Balance: Individually Evaluated for Impairment	125	161	125	161	135
Ending Balance: Collectively Evaluated for Impairment	33	32	33	32	29
Ending Balance	10,600	9,804	10,600	9,804	9,749
Ending Balance: Individually Evaluated for Impairment	288	327	288	327	314
Ending Balance: Collectively Evaluated for Impairment	10,312	9,477	10,312	9,477	9,435
Other
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	0	0	0	0	0
Provision (benefit)	0	0	0	0	0
Charge-offs, net of recoveries	0	0	0	0	0
Foreign currency translation and other	0	0	0	0	0
Ending balance	0	0	0	0	0
Ending Balance: Individually Evaluated for Impairment	0	0	0	0	0
Ending Balance: Collectively Evaluated for Impairment	0	0	0	0	0
Ending Balance	69	77	69	77	68
Ending Balance: Individually Evaluated for Impairment	0	0	0	0	0
Ending Balance: Collectively Evaluated for Impairment	$ 69	$ 77	$ 69	$ 77	$ 68